Pioneer AnnuiStarSM Plus Annuity
ISSUED BY
BRIGHTHOUSE LIFE INSURANCE COMPANY
Updating Summary Prospectus
April 29, 2024
A Flexible Premium Deferred Variable Annuity Contract
The prospectus for Pioneer AnnuiStarSM Plus Annuity  (the "Contract"), a flexible deferred premium variable annuity contract issued by Brighthouse Life Insurance Company (the “Company,” “we,” “us,” or “our”), is available and contains more information about the Contract including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://dfinview.com/BHF/TAHD/BHF103. You can also obtain this information at no cost by calling (833) 208-3018 or by sending an email request to rcg@brighthousefinancial.com. We no longer actively offer the Contracts to new purchasers.
The Contract includes Purchase Payment Credits (also referred to as "bonus credits"). Expenses for variable annuity contracts with bonus credits may be higher than for other contracts without such credits. The amount of Purchase Payment Credits under the Contract may be more than offset by the higher fees and charges associated with the credits.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Glossary

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.
Contract Value — Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the Variable Funding Options or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.
Contract Years — twelve month periods beginning with the date of Contract issuance.
Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.
Purchase Payment — the premium payment(s) applied to the Contract, less any premium taxes (if applicable).
Purchase Payment Credit — an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.
Separate Account — a segregated account registered with the Securities and Exchange Commission (SEC), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.
Underlying Fund — a portfolio of an open-end management investment company, that is registered with the SEC, in which a Subaccount invests. May also be referred to as “Portfolio Company.”
Variable Funding Option — a Subaccount of the Separate Account (i.e., a portion of the assets of the Separate Account) that invests in an Underlying Fund.
You, your — The Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.
Updated Information You Should Consider About the Contract

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Updating Summary Prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.
Contract Owner Inquiries
The contact information for the offices that administer your Contract is as follows:
•
Telephone: (833) 208-3018 (unless otherwise indicated below)
•
Fax: (877) 319-2495 (unless otherwise indicated below)
•
Correspondence:
Rollover Requests (Non-ERISA plan/ IRA account)	P.O. Box 70255 Philadelphia, PA 19176-0255
Payments/ Contributions (Non-Qualified/ IRA account)	P.O. Box 70247 Philadelphia, PA 19176-0247
General Servicing Requests and Elections for Contracts receiving Annuity Payments	P.O. Box 4363 Clinton, IA 52733-4363 Telephone: (800) 882-1292 Fax: (877) 246-8424
Death Claims for Contracts receiving Annuity Payments	P.O. Box 4364 Clinton, IA 52733-4364 Telephone: (800) 882-1292 Fax: (877) 245-8163

All Other Correspondence and Requests	P.O. Box 4261 Clinton, IA 52733-4261
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Changes Affecting the Underlying Funds
Underlying Fund Liquidations. A certain Underlying Fund was liquidated and merged with and into another Underlying Fund.
Prior to the opening of business on May 1, 2023, the Pioneer Real Estate Shares VCT Portfolio of Pioneer Variable Contracts Trust was liquidated and is no longer available in your Contract.

Important Information You Should Consider About the Contract

	Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money during the first 9 full Contract Years following a
Purchase Payment , you may be assessed a withdrawal charge of up to 8% of the Purchase Payment and any associated Purchase Payment Credits withdrawn, declining to 0% over that time period.
For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.
Fee Table and Examples Charges and Deductions – Withdrawal Charge
Transaction Charges
In addition to withdrawal charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the Underlying Funds and the Fixed Account.
Transfer Charge. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges and Deductions – Transfer Charges

	Fees and Expenses			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table and Examples Charges and Deductions Appendix A: Underlying Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.58%	1.93%
	Investment options (Portfolio Company fees and expenses)[2]	0.39%	1.31%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	0.80%[4]
1 As a percentage of average daily net assets of the Separate Account. The charge shown also includes the annual Contract administrative charge.
2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
3 As a percentage of average daily net assets of the Separate Account. This charge is the current charge for the least expensive optional benefit.
4 As a percentage of average daily net assets of the Separate Account. This charge is the current charge for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,787	Highest Annual Cost $3,765
	Assumes:	Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Portfolio Company
fees and expenses
•No optional benefits
•No Purchase Payment Credits
•No additional Purchase Payments,
transfers, or withdrawals

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and Portfolio
Company fees and expenses
•No Purchase Payment Credits
•No additional Purchase
Payments, transfers, or
withdrawals

	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Withdrawal charges may apply for the first 9 years of the Contract.
Withdrawal charges will reduce the value of your Contract if you withdraw money during that time period.
The benefits of tax deferral and living benefit protection also mean the
Contract is more beneficial to investors with a long time horizon.
Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Underlying
Funds).
•Each investment option, including the Fixed Account, has its own unique risks.
•You should review the prospectuses for the available Underlying Funds and the prospectus disclosure concerning the Fixed Account before making an investment decision.
Principal Risks
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account), or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about the
Company, including our financial strength ratings, is available by contacting us at (888) 243-1968.
Principal Risks
Restrictions
Investments
•The Fixed Account is currently not available for new investments, except through our Special Dollar Cost Averaging Program.
•Currently, we allow unlimited transfers without charge among investment options during the accumulation phase. However, we reserve the right to impose a charge for transfers in excess of 12 per year.
•We reserve the right to limit transfers in circumstances of frequent or large transfers.
•We reserve the right to remove or substitute the Underlying Funds available as investment options under the Contract.
Transfers Appendix C: Fixed Account
Optional Benefits
•Certain optional benefits limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
• Certain optional benefits could limit subsequent Purchase Payments.
• Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
• You must select a specific annuity option to exercise the Variable
Liquidity Benefit during the annuity period.
• Purchase Payment Credits may not be included in the calculation of a living or death benefit, including the standard death benefit.
Benefits Available Under the Contract Death Benefit Living Benefits Payment Options – Variable Liquidity Benefit Appendix B: Underlying Funds Available Under the Benefits Offered Under the Contract

	Taxes	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59½.
Federal Tax Considerations
Conflicts of Interest
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Other Information – Distributor
Exchanges
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Other Information – Exchanges

Appendix A

Underlying Funds Available Under the Contract
The following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF103. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See Appendix B: Underlying Funds Available Under the Benefits Offered Under the Contract.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.90%	13.07%	5.66%	4.53%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited	1.21%	6.47%	2.88%	1.30%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	12.21%	13.33%	8.86%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	34.58%	12.20%	8.41%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	51.73%	16.12%	10.53%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.90%	12.82%	8.54%	4.17%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.80%	6.05%	1.01%	1.60%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	9.78%	11.38%	—

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.72%	49.33%	15.98%	12.71%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	5.05%	1.76%	1.18%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.59%	7.72%	5.67%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.94%	17.30%	9.75%	6.91%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.86%	7.38%	12.84%	10.08%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.80%	52.86%	17.69%	14.03%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.87%	10.13%	8.26%	6.33%
Seeks capital appreciation.	MFS® Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.83%	7.85%	11.27%	8.51%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.05%	15.20%	12.13%	8.48%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.71%	9.30%	2.65%	2.87%
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund — Class 2# Franklin Advisers, Inc.	0.90%	12.08%	13.75%	10.23%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund — Class 2# Franklin Advisers, Inc.	1.08%	26.74%	13.51%	8.96%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.07%	20.76%	5.27%	1.28%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	ClearBridge Variable Dividend Strategy Portfolio — Class II Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.00%	14.01%	13.35%	10.17%
Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Mid Cap Value VCT Portfolio — Class II Amundi Asset Management US, Inc.	1.05%	11.91%	12.46%	7.38%
#
Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.
‡
This Underlying Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

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Appendix B

Underlying Funds Available Under the Benefits Offered Under the Contract
If you have elected an optional benefit under the Contract, your Contract may be subject to investment restrictions, as reflected below. See “Living Benefits” in the prospectus for more details. If your optional benefit is not identified below, your Contract is not currently subject to any investment restrictions.
Investment Restrictions for GMWB II and GMWB III
We reserve the right to restrict allocations to one or more Variable Funding Options or limit the percentage of Contract Value that may be allocated  to any Variable Funding Option at any time. We also reserve the right to require periodic rebalancing of Contract Value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days’ advance written notice if we exercise our right to restrict or limit allocations to one or more Variable Funding Options and/or require periodic rebalancing between Variable Funding Options.
Investment Restrictions for GMWB for Life
If you own the GMWB for Life rider, you are required to allocate 100% of your Contract Value and Purchase Payments to one or more of the following Variable Funding Options.

BlackRock High Yield Portfolio — Class B
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
ClearBridge Variable Dividend Strategy Portfolio — Class II
MFS® Total Return Portfolio — Class B
PIMCO Total Return Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class E
Investment Restrictions for GMAB
If you own the GMAB rider, you are required to allocate at least 20% of your Contract Value and Purchase Payments to one or more of the “Class B” Variable Funding Options. You may allocate up to 80% in one or more of the “Class A” Variable Funding Options.

Class B - At Least 20%
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
MFS® Total Return Portfolio — Class B
PIMCO Total Return Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class E
Class A - Up to 80%
BlackRock Capital Appreciation Portfolio — Class E
BlackRock High Yield Portfolio — Class B
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
ClearBridge Variable Dividend Strategy Portfolio — Class II
Franklin Rising Dividends VIP Fund — Class 2
Franklin Small-Mid Cap Growth VIP Fund — Class 2
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
Jennison Growth Portfolio — Class B
Loomis Sayles Growth Portfolio — Class B
MFS® Research International Portfolio — Class B
MFS® Value Portfolio — Class B
Neuberger Berman Genesis Portfolio — Class B
Pioneer Mid Cap Value VCT Portfolio — Class II
T. Rowe Price Large Cap Value Portfolio — Class E
Templeton Foreign VIP Fund — Class 2
B-1

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The prospectus and statement of additional information ("SAI") include additional information. The prospectus and SAI are dated the same as this summary prospectus and are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy, call us at (833) 208-3018 or send an email request to rcg@brighthousefinancial.com. You can also access the prospectus, SAI and other information about the Contract online at https://dfinview.com/BHF/TAHD/BHF103.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000016181